New Accounting Principles Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2018
IFRS 17 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Insurance Contracts
Amendments to IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Prepayment Features with Negative Compensation
Amendments to IAS 28 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Long-term Interests in Associates and Joint Ventures
Annual Improvements to IFRS Standards [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
Amendments to IAS 19 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Plan Amendment, Curtailment or Settlement
IFRS 10 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
IFRIC 23 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Uncertainty over Income Tax Treatments